Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.5%
Alabama Public School and College Authority RB,
Series A, 5.00%, 11/01/29	$200	$226,802
University of Alabama (The) RB, 5.00%, 07/01/29	25	28,037
University of Alabama at Birmingham GO, 5.00%,
10/01/30 (Call 10/01/29)	90	101,344
		356,183
Alaska — 0.2%
State of Alaska GO, 5.00%, 08/01/29	115	129,389

Arizona — 0.9%
Arizona Board of Regents, 5.00%, 07/01/29	140	157,232
Arizona State University RB, 5.00%, 07/01/29	25	28,077
City of Mesa AZ Utility System Revenue RB, 5.00%,
07/01/29	25	28,077
County of Pima AZ Sewer System Revenue COP,
5.00%, 07/01/29	70	78,616
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/29	235	262,479
5.00%, 01/01/29 (Call 01/01/28)	100	108,964
		663,445
California — 14.8%
Anaheim Union High School District GO, 5.00%,
08/01/29 (Call 08/01/27)	220	239,994
Bay Area Toll Authority RB, 5.00%, 04/01/29	350	397,129
California Infrastructure & Economic Development Bank
RB, 5.00%, 10/01/29	155	178,369
California State Public Works Board, 5.00%, 11/01/31
(Call 11/01/29)	100	113,674
California State Public Works Board RB
5.00%, 05/01/29	175	196,840
5.00%, 10/01/29 (Call 10/01/27)	115	124,092
5.00%, 11/01/29	100	113,745
5.00%, 11/01/30 (Call 11/01/29)	215	244,510
California State University RB
5.00%, 11/01/29	165	190,071
5.00%, 11/01/32 (Call 11/01/29)	30	34,364
Chabot-Las Positas Community College District, 3.00%,
08/01/33 (Call 08/01/29)	250	246,693
City of Los Angeles Department of Airports RB
5.00%, 05/15/29	75	85,191
Series A, 5.00%, 05/15/30 (Call 11/15/29)	110	126,696
City of San Francisco CA Public Utilities Commission
Water Revenue RB, 5.00%, 11/01/29 (Call 11/01/27)	100	109,589
City of San Jose CA GO, 5.00%, 09/01/29
(Call 03/01/29)	100	113,185
Coast Community College District, 4.00%, 08/01/29
(Call 02/01/29)	60	64,814
Coast Community College District GO, 4.00%, 08/01/33
(Call 02/01/29)	135	144,475
Contra Costa Community College District GO, 4.00%,
08/01/29	90	97,440
Contra Costa Transportation Authority Sales Tax
Revenue RB, 5.00%, 03/01/29 (Call 03/01/27)	125	135,399
Contra Costa Water District RB, 5.00%, 10/01/29	50	57,538
East Bay Municipal Utility District Water System
Revenue RB, 5.00%, 06/01/33 (Call 06/01/29)	100	114,109
Los Angeles Community College District/CA GO, 4.00%,
08/01/29 (Call 08/01/27)	40	41,927
Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue RB
5.00%, 06/01/29	$95	$108,382
5.00%, 07/01/29 (Call 07/01/27)	215	234,060
Los Angeles County Sanitation Districts Financing
Authority RB, 5.00%, 10/01/29	70	79,832
Los Angeles Department of Water & Power, 5.00%,
07/01/33 (Call 01/01/29)	150	169,190
Los Angeles Department of Water & Power RB
5.00%, 07/01/29	50	57,435
5.00%, 07/01/29 (Call 01/01/27)	105	112,695
5.00%, 07/01/29 (Call 07/01/28)	45	50,049
5.00%, 07/01/33 (Call 07/01/29)	45	51,308
Los Angeles Department of Water & Power Water
System Revenue, 5.00%, 07/01/29	80	92,074
Los Angeles Department of Water & Power Water
System Revenue RB
5.00%, 07/01/29	250	287,730
5.00%, 07/01/29 (Call 01/01/27)	80	85,957
5.00%, 07/01/29 (Call 07/01/28)	35	38,989
Los Angeles Unified School District/CA GO
4.00%, 07/01/33 (Call 07/01/29)	250	268,445
5.00%, 07/01/29	135	153,814
5.00%, 07/01/30 (Call 07/01/29)	100	114,120
Los Rios Community College District, 3.00%, 08/01/32
(Call 08/01/29)	120	118,237
Metyropolitan Water District of Southern California,
5.00%, 10/01/29	30	34,488
Metropolitan Water District of Southern California RB
5.00%, 07/01/29	60	68,592
5.00%, 10/01/33 (Call 10/01/29)	105	120,134
Series A, 5.00%, 07/01/31 (Call 01/01/29)	25	28,171
Miracosta Community College District GO, 4.00%,
08/01/29	70	75,937
Orange County Water District, 5.00%, 08/15/30
(Call 08/15/29)	50	57,262
Orange County Water District RB
5.00%, 08/15/29	190	217,967
5.00%, 08/15/29 (Call 02/15/27)	90	97,197
Riverside County Transportation Commission Sales Tax
Revenue RB, 5.00%, 06/01/29 (Call 06/01/27)	20	21,717
San Diego County Water Authority RB, 5.00%, 05/01/29	205	235,153
San Diego Unified School District/CA GO
0.00%, 07/01/29(a)	200	169,536
5.00%, 07/01/29	65	74,344
San Francisco City & County Airport Commission San
Francisco International Airport RB, 5.00%, 05/01/30
(Call 05/01/29)	50	56,711
San Francisco City & County Airport Comm-San
Francisco International Airport RB, 5.00%, 05/01/29	100	113,217
San Jose Evergreen Community College District, 4.00%,
09/01/29 (Call 09/01/28)	30	32,149
San Mateo County Community College District GO,
0.00%, 09/01/29(a)	100	84,810
Southern California Public Power Authority RB, 5.00%,
07/01/29	100	114,816
State of California, 5.00%, 08/01/29 (Call 08/01/27)	140	151,327
State of California Department of Water Resources
5.00%, 12/01/29	140	162,182
5.00%, 12/01/29 (Call 06/01/29)	20	22,816

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
State of California Department of Water Resources RB,
5.00%, 12/01/31 (Call 06/01/29)	$20	$22,826
State of California GO
5.00%, 04/01/29	135	151,985
5.00%, 09/01/29	200	227,319
5.00%, 10/01/29	395	449,807
5.00%, 11/01/29	415	473,479
5.00%, 11/01/29 (Call 11/01/27)	100	108,726
5.00%, 12/01/29	320	365,790
5.00%, 10/01/30 (Call 10/01/29)	280	317,766
5.00%, 04/01/31 (Call 04/01/29)	135	151,320
5.00%, 10/01/31 (Call 10/01/29)	235	265,913
5.00%, 04/01/32 (Call 04/01/29)	175	196,085
5.00%, 10/01/32 (Call 10/01/29)	300	339,387
University of California, 4.00%, 05/15/29 (Call 05/15/28)	25	26,575
University of California GO, 5.00%, 05/15/29	100	113,342
University of California RB
5.00%, 05/15/29	280	317,598
Series O, 4.00%, 05/15/29 (Call 05/15/28)	40	42,452
William S Hart Union High School District GO, 0.00%,
09/01/29 (AGM)(a)	20	16,804
		10,717,861
Colorado — 1.2%
City & County of Denver CO GO, 5.00%, 08/01/29	130	146,978
City & County of Denver Co. GO
5.00%, 08/01/29	70	79,142
Series B, 5.00%, 08/01/29	130	146,978
Denver City & County School District No. 1 GO
5.00%, 12/01/29 (SAW)	160	182,240
5.50%, 12/01/29 (Call 12/01/27) (SAW)	110	121,301
Regional Transportation District Sales Tax Revenue RB,
5.00%, 11/01/29	75	85,266
University of Colorado RB, 5.00%, 06/01/29
(Call 06/01/28)	100	109,570
		871,475
Connecticut — 2.0%
State of Connecticut GO
4.00%, 01/15/29	105	111,356
4.00%, 06/01/29	140	149,222
5.00%, 06/15/29	60	67,289
5.00%, 04/15/31 (Call 04/15/29)	100	111,809
5.00%, 04/15/33 (Call 04/15/29)	165	184,209
Series A, 5.00%, 01/15/29	115	127,825
State of Connecticut Special Tax Revenue RB
5.00%, 01/01/29	200	222,114
5.00%, 05/01/29	180	201,335
5.00%, 07/01/29	105	117,868
5.00%, 10/01/29 (Call 10/01/28)	50	55,289
5.00%, 11/01/29	100	113,058
		1,461,374
Delaware — 1.3%
Delaware Transportation Authority, 5.00%, 07/01/32
(Call 07/01/29)	30	33,829
Delaware Transportation Authority RB, 5.00%, 07/01/29	260	293,827
State of Delaware, 5.00%, 02/01/30 (Call 02/01/29)	100	112,179
State of Delaware GO
5.00%, 01/01/29	145	162,383
5.00%, 02/01/29	135	151,479
5.00%, 03/01/29	135	151,766
		905,463
Security	Par (000)	Value

District of Columbia — 2.5%
District of Columbia GO
5.00%, 01/01/29	$15	$16,717
5.00%, 06/01/29	195	219,332
5.00%, 10/15/31 (Call 04/15/29)	310	347,614
Series A, 5.00%, 10/15/29 (Call 04/15/29)	100	112,110
District of Columbia Income Tax Revenue RB
5.00%, 03/01/29	105	117,454
5.00%, 05/01/29	190	213,314
5.00%, 03/01/30 (Call 09/01/29)	55	62,091
5.00%, 10/01/30 (Call 10/01/29)	100	113,074
Series A, 5.00%, 03/01/29	180	201,349
Washington Metropolitan Area Transit Authority
Dedicated Revenue, 5.00%, 07/15/29	175	197,277
Washington Metropolitan Area Transit Authority
Dedicated Revenue RB, 5.00%, 07/15/29	105	118,366
Washington Metropolitan Area Transit Authority RB,
Series A-1, 5.00%, 07/01/29 (Call 07/01/27)	80	85,789
		1,804,487
Florida — 2.3%
Florida Department of Environmental Protection RB,
5.00%, 07/01/29	25	27,970
JEA Water & Sewer System Revenue RB, 5.00%,
10/01/29	100	113,278
Orlando Utilities Commission RB, 5.00%, 10/01/29
(Call 04/01/29)	145	162,772
School District of Broward County COP, 5.00%,
07/01/29	110	123,599
State of Florida
3.00%, 06/01/33 (Call 06/01/29)	45	43,239
5.00%, 07/01/29	40	45,248
State of Florida Department of Transportation RB
5.00%, 07/01/29	145	162,380
5.00%, 07/01/29 (Call 07/01/28)	110	121,648
State of Florida Department of Transportation Turnpike
System Revenue RB, 5.00%, 07/01/29	50	56,343
State of Florida GO
5.00%, 06/01/29	205	231,234
5.00%, 06/01/29 (Call 06/01/27)	225	241,750
5.00%, 07/01/29	200	226,238
State of Florida Lottery Revenue RB, 5.00%, 07/01/29	90	101,612
		1,657,311
Georgia — 2.5%
City of Atlanta GA Department of Aviation RB, 5.00%,
07/01/29	100	112,201
City of Atlanta GA Water & Wastewater Revenue RB,
5.00%, 11/01/29 (Call 11/01/27)	35	37,937
County of Cobb GA Water & Sewerage Revenue RB,
5.00%, 07/01/29	250	282,797
Georgia State Road & Tollway Authority RB, 5.00%,
06/01/29	335	375,763
Henry County School District GO, 4.00%, 08/01/29	155	166,572
Metropolitan Atlanta Rapid Transit Authority RB, 5.00%,
07/01/29	75	84,514
Private Colleges & Universities Authority RB
5.00%, 09/01/29	130	147,249
Series A, 5.00%, 09/01/29	120	135,922
State of Georgia, 4.00%, 07/01/29	95	102,267
State of Georgia GO
5.00%, 07/01/29	90	101,758
5.00%, 07/01/29 (Call 07/01/28)	90	99,699

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
5.00%, 07/01/30 (Call 07/01/29)	$105	$118,365
Series A, 5.00%, 08/01/29	30	33,984
		1,799,028
Hawaii — 1.2%
City & County Honolulu HI Wastewater System Revenue
RB, 4.00%, 07/01/29	25	26,755
City & County of Honolulu HI GO
4.00%, 08/01/29	45	48,216
5.00%, 10/01/29	85	96,227
5.00%, 11/01/29	225	255,214
County of Hawaii HI GO, 4.00%, 09/01/29
(Call 03/01/27)	100	103,723
State of Hawaii GO
5.00%, 01/01/29	75	83,513
Series FW, 5.00%, 01/01/33 (Call 01/01/29)	250	278,017
		891,665
Idaho — 0.3%
Idaho Housing & Finance Association RB
5.00%, 07/15/29	100	111,864
5.00%, 07/15/30 (Call 07/15/29)	100	111,412
		223,276
Illinois — 2.8%
Chicago O’Hare International Airport, 5.25%, 01/01/29
(Call 01/01/27)	50	53,146
Chicago O’Hare International Airport RB
5.00%, 01/01/29	125	138,517
5.00%, 01/01/29 (Call 01/01/27)	115	121,439
Illinois State Toll Highway Authority RB, 5.00%, 01/01/29	550	610,546
State of Illinois, 5.00%, 03/01/29	120	130,753
State of Illinois GO
5.00%, 02/01/29 (Call 02/01/27)	105	110,725
5.00%, 03/01/29	265	288,746
5.00%, 11/01/29	20	22,016
5.00%, 12/01/29	360	396,926
Series A, 5.00%, 05/01/29 (Call 05/01/28)	25	26,897
State of Illinois Sales Tax Revenue RB, 5.00%, 06/15/29	100	110,508
		2,010,219
Indiana — 1.7%
City of Indianapolis Department of Public Utilities Water
System Revenue RB, 5.00%, 10/01/29
(Call 10/01/28)	115	126,952
Indiana Finance Authority, 5.00%, 02/01/31
(Call 02/01/29)	190	211,442
Indiana Finance Authority RB
5.00%, 02/01/29	45	50,246
5.00%, 10/01/29	250	281,300
5.00%, 02/01/30 (Call 02/01/29)	100	111,480
5.00%, 02/01/31 (Call 02/01/29)	120	133,483
Indiana University GO
5.00%, 06/01/29	170	190,490
5.00%, 08/01/29	100	112,621
Purdue University RB, 5.00%, 07/01/29	40	45,074
		1,263,088
Iowa — 0.9%
Iowa Finance Authority RB, 5.00%, 08/01/29	550	622,737

Kansas — 0.0%
Kansas Turnpike Authority RB, 5.00%, 09/01/29	30	33,880
Security	Par (000)	Value

Louisiana — 0.6%
State of Louisiana, 5.00%, 04/01/29	$95	$106,364
State of Louisiana GO, 5.00%, 03/01/29	180	201,167
State of Louisiana RB, 5.00%, 09/01/29	110	124,964
		432,495
Maine — 0.6%
State of Maine GO, 5.00%, 06/01/29	405	456,397

Maryland — 5.0%
County of Anne Arundel MD GOL
5.00%, 10/01/29	35	39,816
5.00%, 10/01/30 (Call 10/01/29)	65	73,804
County of Baltimore MD GO, 5.00%, 03/01/29	385	432,226
County of Frederick MD GO, 5.00%, 10/01/29	170	193,394
County of Howard MD GO
5.00%, 02/15/29 (Call 02/15/28)	110	120,755
5.00%, 08/15/29	115	130,450
County of Montgomery MD GO
5.00%, 08/01/29	75	85,001
Series A, 5.00%, 11/01/29 (Call 11/01/28)	120	133,900
County of Prince George’s MD GOL
4.00%, 07/15/31 (Call 07/15/29)	230	244,912
5.00%, 09/15/29	195	221,614
Maryland State Transportation Authority, 5.00%,
07/01/29	40	45,031
State of Maryland Department of Transportation, 4.00%,
10/01/30 (Call 10/01/29)	270	290,142
State of Maryland Department of Transportation RB,
3.00%, 10/01/31 (Call 10/01/29)	145	141,217
State of Maryland GO
5.00%, 03/15/29	280	314,623
First Series, 4.00%, 03/15/33 (Call 03/15/29)	125	131,911
First Series, 5.00%, 03/15/32 (Call 03/15/29)	140	156,591
Series A, 5.00%, 03/15/29 (Call 03/15/27)	80	85,673
Series A, 5.00%, 03/15/29 (Call 03/15/28)	245	269,463
Series A, 5.00%, 08/01/30 (Call 08/01/29)	155	175,435
University System of Maryland RB, 5.00%, 04/01/29	190	213,218
Washington Suburban Sanitary Commission RB, 5.00%,
06/01/29 (GTD)	75	84,678
		3,583,854
Massachusetts — 1.8%
Commonwealth of Massachusetts, 5.00%, 07/01/29	155	175,082
Commonwealth of Massachusetts GOL
5.00%, 05/01/29	155	174,426
5.00%, 09/01/29	140	158,732
5.00%, 01/01/30 (Call 01/01/29)	125	139,402
5.00%, 01/01/31 (Call 01/01/29)	65	72,412
5.25%, 01/01/33 (Call 01/01/29)	60	67,733
Series B, 5.00%, 07/01/29	95	107,309
Massachusetts State College Building Authority RB,
5.00%, 05/01/29 (ST HGR ED INTERCEPT PROG)	30	33,791
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB
5.00%, 01/01/32 (Call 01/01/29)	210	233,240
5.00%, 01/01/33 (Call 01/01/29)	55	60,545
Series A, 5.00%, 01/01/29	50	55,921
University of Massachusetts Building Authority, 5.00%,
05/01/32 (Call 05/01/29)	20	22,399
		1,300,992
Michigan — 1.0%
Michigan State Building Authority, 5.00%, 10/15/29	130	147,205

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Michigan State University RB, 5.00%, 08/15/29	$35	$39,393
State of Michigan Trunk Line Revenue RB, 5.00%,
11/15/29	255	289,421
University of Michigan, 5.00%, 04/01/30 (Call 04/01/29)	50	55,944
University of Michigan GO, 5.00%, 04/01/29	75	84,165
University of Michigan RB, 5.00%, 04/01/29	115	129,053
		745,181
Minnesota — 1.4%
County of Hennepin MN GO
5.00%, 12/01/29	20	22,815
5.00%, 12/01/29 (Call 12/01/27)	95	103,054
State of Minnesota, 5.00%, 10/01/29 (Call 10/01/27)	115	125,196
State of Minnesota GO
4.00%, 08/01/29	95	101,941
5.00%, 08/01/29	105	118,944
5.00%, 08/01/31 (Call 08/01/29)	215	243,415
University of Minnesota GO, 5.00%, 09/01/29
(Call 09/01/27)	105	112,855
University of Minnesota RB
5.00%, 04/01/29	60	67,146
Series B, 5.00%, 12/01/29 (Call 12/01/27)	80	86,398
		981,764
Mississippi — 0.2%
State of Mississippi GO, 5.00%, 10/01/33
(Call 10/01/29)	120	134,538

Missouri — 0.6%
Metropolitan St Louis Sewer District RB, 5.00%,
05/01/29	70	78,370
Missouri Highway & Transportation Commission RB,
5.00%, 05/01/29	290	325,282
		403,652
Nebraska — 0.4%
Omaha Public Power District, 5.00%, 02/01/32
(Call 02/01/29)	220	244,839
Omaha Public Power District RB, 5.00%, 02/01/29	70	78,230
		323,069
Nevada — 1.7%
Clark County School District GOL, 5.00%, 06/15/29	100	111,140
County of Clark NV GOL
5.00%, 07/01/29	115	129,155
5.00%, 06/01/31 (Call 06/01/29)	55	61,495
County of Clark NV Passenger Facility Charge Revenue
RB, 5.00%, 07/01/29	35	39,214
County of Clark NV RB
5.00%, 07/01/29	110	123,244
5.00%, 07/01/29 (Call 07/01/27)	135	144,654
Las Vegas Valley Water DistrictGOL, 5.00%, 06/01/29	290	326,185
State of Nevada, 3.00%, 05/01/31 (Call 05/01/29)	140	140,175
State of Nevada GOL, 5.00%, 05/01/29	120	134,914
		1,210,176
New Hampshire — 0.6%
New Hampshire Municipal Bond Bank RB
5.00%, 02/15/29 (ST INTERCEPT)	55	61,492
5.00%, 08/15/29	135	152,614
State of New Hampshire GO
5.00%, 02/15/29	60	67,112
5.00%, 12/01/29	50	56,921
5.00%, 12/01/33 (Call 12/01/29)	100	113,489
		451,628
Security	Par (000)	Value

New Jersey — 2.4%
New Jersey Economic Development Authority, 5.00%,
06/15/29 (Call 12/15/28)	$55	$60,383
New Jersey Educational Facilities Authority RB
5.00%, 03/01/29	150	168,553
Series B, 5.00%, 07/01/29 (Call 07/01/27)	15	16,237
New Jersey Transportation Trust Fund Authority, 5.00%,
06/15/29	360	400,295
New Jersey Turnpike Authority RB
5.00%, 01/01/29	315	350,445
Series E, 5.00%, 01/01/29 (Call 01/01/28)	200	217,228
State of New Jersey GO, Series A, 5.00%, 06/01/29	455	509,120
		1,722,261
New Mexico — 1.2%
New Mexico Finance Authority RB
5.00%, 06/01/29	20	22,496
5.00%, 06/15/29	255	287,067
5.00%, 06/15/29 (Call 06/15/28)	200	219,725
State of New Mexico GO, 5.00%, 03/01/29	225	251,572
State of New Mexico Severance Tax Permanent Fund
RB, 5.00%, 07/01/29	110	123,836
		904,696
New York — 9.9%
City of New York NY GO
5.00%, 04/01/29	120	134,354
5.00%, 08/01/29	115	129,704
5.00%, 08/01/29 (Call 02/01/29)	45	50,262
5.00%, 10/01/29	80	90,556
5.00%, 08/01/31 (Call 02/01/29)	140	155,838
Series B-1, 5.00%, 10/01/31 (Call 10/01/29)	105	118,339
Series B-1, 5.00%, 10/01/32 (Call 10/01/29)	55	61,911
Series B-1, 5.00%, 10/01/33 (Call 10/01/29)	205	230,524
Series E, 5.00%, 08/01/32 (Call 02/01/29)	230	255,727
County of Onondaga NY GOL, 3.00%, 08/15/33
(Call 08/15/29)	210	206,302
County of Suffolk NY GOL, 5.00%, 06/15/29 (BAM)	110	123,598
County of Westchester NY GOL, 4.00%, 07/01/29
(Call 07/01/27)	30	31,572
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%,
02/15/29 (Call 02/15/27)	185	197,036
New York City Municipal Water Finance Authority, 5.00%,
06/15/29	205	231,881
New York City Municipal Water Finance Authority RB
4.00%, 06/15/29	195	210,287
5.00%, 06/15/33 (Call 06/15/29)	65	73,167
New York City Transitional Finance Authority Building
Aid Revenue
5.00%, 07/15/29 (SAW)	90	101,555
5.00%, 07/15/33 (Call 07/15/29) (SAW)	210	235,279
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/29	50	56,419
Series S-1, 5.00%, 07/15/29 (Call 07/15/27) (SAW)	65	69,500
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/29	750	853,526
5.00%, 11/01/30 (Call 11/01/29)	100	112,412
Series B-1, 5.00%, 08/01/29 (Call 08/01/27)	130	139,706
New York State Dormitory Authority, 5.00%, 07/01/29	5	5,559
New York State Dormitory Authority RB
5.00%, 03/15/29	340	382,042

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
5.00%, 03/15/33 (Call 03/15/29)	$260	$290,759
5.00%, 07/01/33 (Call 07/01/29)	125	140,285
Series A, 5.00%, 02/15/29 (Call 02/15/27)	250	266,942
Series A, 5.00%, 03/15/29	45	50,564
Series A, 5.00%, 03/15/31 (Call 03/15/29)	135	151,191
Series C, 5.00%, 03/15/29 (Call 03/15/28)	100	108,838
New York State Environmental Facilities Corp.
5.00%, 06/15/29 (Call 06/15/28)	165	180,987
5.00%, 06/15/31 (Call 06/15/29)	50	56,506
New York State Environmental Facilities Corp. RB
5.00%, 06/15/29 (Call 06/15/27)	75	81,063
5.00%, 06/15/32 (Call 06/15/29)	135	152,448
New York State Thruway Authority RB, 5.00%, 01/01/29	115	127,782
New York State Urban Development Corp RB, 5.00%,
03/15/29	350	392,204
New York State Urban Development Corp. RB, 5.00%,
03/15/29	225	252,131
Port Authority of New York & New Jersey, 5.00%,
11/15/29 (Call 11/15/27)	135	146,959
Port Authority of New York & New Jersey RB
5.00%, 09/01/29	55	62,328
5.00%, 11/01/32 (Call 11/01/29)	25	28,341
Triborough Bridge & Tunnel Authority RB
4.00%, 11/15/29	185	200,475
5.00%, 05/15/29	40	45,095
5.00%, 11/15/29	165	188,132
		7,180,086
North Carolina — 3.3%
City of Charlotte NC Airport Revenue RB, 5.00%,
07/01/29	50	56,127
City of Charlotte NC GO
5.00%, 06/01/29	5	5,645
5.00%, 06/01/31 (Call 06/01/29)	210	236,919
City of Charlotte NC Storm Water Revenue RB, 5.00%,
12/01/29	55	62,806
City of Charlotte NC Water & Sewer System Revenue
RB, 5.00%, 07/01/29	210	237,551
County of Buncombe NC RB, 5.00%, 06/01/29	25	28,093
County of Forsyth NC GO, 5.00%, 03/01/29	75	84,200
County of Forsyth NC RB, 5.00%, 04/01/29	55	61,579
County of Guilford NC GO, 5.00%, 03/01/29	25	28,079
County of Mecklenburg NC GO, 5.00%, 03/01/29	480	539,123
County of Wake NC GO
5.00%, 03/01/29	100	112,317
5.00%, 03/01/29 (Call 03/01/28)	185	203,140
State of North Carolina, 5.00%, 05/01/31 (Call 05/01/29)	70	78,624
State of North Carolina GO, 5.00%, 06/01/29	160	180,561
State of North Carolina RB
5.00%, 03/01/29	150	167,336
5.00%, 05/01/29	150	168,406
Series B, 5.00%, 05/01/29	135	151,565
		2,402,071
Ohio — 3.3%
City of Columbus OH GO
5.00%, 04/01/29	240	269,327
5.00%, 04/01/29 (Call 10/01/27)	130	140,261
5.00%, 04/01/32 (Call 04/01/29)	175	195,920
Ohio State University (The) RB, 5.00%, 12/01/29	80	90,887
Ohio Water Development Authority, 5.00%, 12/01/29	35	39,865
Security	Par (000)	Value

Ohio (continued)
Ohio Water Development Authority RB
5.00%, 06/01/29	$100	$112,637
5.00%, 12/01/29 (Call 09/01/29)	180	203,535
Series A, 5.00%, 06/01/29 (Call 03/01/29)	185	207,039
Ohio Water Development Authority Water Pollution
Control Loan Fund RB
5.00%, 06/01/29	305	343,545
5.00%, 12/01/29	110	125,290
State of Ohio, 5.00%, 06/15/32 (Call 06/15/29)	120	134,753
State of Ohio GO
5.00%, 03/01/29	155	173,619
5.00%, 05/01/29	120	134,913
5.00%, 06/15/31 (Call 06/15/29)	195	219,209
		2,390,800
Oklahoma — 0.1%
Oklahoma Water Resources Board RB
5.00%, 04/01/29 (OK CERF)	45	50,290
5.00%, 10/01/29	40	45,143
		95,433
Oregon — 2.2%
City of Portland OR Sewer System Revenue RB
5.00%, 03/01/29	50	56,006
5.00%, 03/01/33 (Call 09/01/29)	75	84,530
City of Portland OR Water System Revenue RB, 5.00%,
05/01/29	150	168,642
County of Clackamas OR GOL, 4.00%, 06/01/29	85	91,300
County of Multnomah OR GO, 5.00%, 06/15/29	155	174,741
Multnomah County School District No. 1 Portland/OR
GO, 5.00%, 06/15/29 (GTD)	200	224,937
State of Oregon, 5.00%, 05/01/30 (Call 11/01/29)	50	56,783
State of Oregon Department of Transportation, 5.00%,
11/15/29	115	130,656
State of Oregon GO
5.00%, 05/01/29	190	213,613
5.00%, 06/01/29	40	45,055
5.00%, 08/01/30 (Call 08/01/29)	170	192,272
5.00%, 11/01/33 (Call 11/01/29)	150	169,475
		1,608,010
Pennsylvania — 2.9%
Allegheny County Higher Education Building
Authority RB
5.00%, 08/01/29	5	5,379
5.00%, 08/01/29 (Call 08/01/27)	110	118,785
City of Philadelphia PA GO
5.00%, 05/01/29	120	133,104
5.00%, 08/01/29 (Call 08/01/27)	155	166,223
City of Philadelphia PA Water & Wastewater Revenue
RB, 5.00%, 11/01/29 (Call 11/01/27)	25	26,956
Commonwealth of Pennsylvania, 5.00%, 01/15/29
(Call 01/15/27)	195	207,844
Commonwealth of Pennsylvania GO
3.20%, 03/01/29 (Call 03/01/28)	135	136,095
5.00%, 05/01/29	35	39,240
5.00%, 05/15/29	255	286,134
County of Montgomery PA GO, 5.00%, 07/01/31
(Call 07/01/29)	125	141,080
Pennsylvania Higher Educational Facilities Authority,
5.00%, 08/15/29 (Call 02/15/27)	195	208,600
Pennsylvania State University (The) RB
5.00%, 03/01/29	105	117,347

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
5.00%, 09/01/29 (Call 09/01/27)	$45	$48,574
Pennsylvania Turnpike Commission RB, 5.00%,
12/01/29	200	226,869
West Chester Area School District/PAGOL, 3.00%,
05/15/32 (Call 05/15/29) (SAW)	215	215,156
		2,077,386
Rhode Island — 1.3%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/29	25	28,013
Rhode Island Health and Educational Building Corp RB,
5.00%, 09/01/29	235	266,574
Rhode Island Health and Educational Building Corp. RB,
5.00%, 09/01/29	20	22,687
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, 5.00%, 10/01/29 (Call 10/01/27)	110	119,632
State of Rhode Island GO
5.00%, 04/01/29 (Call 04/01/28)	125	137,023
5.00%, 05/01/29	135	151,424
5.00%, 10/15/29	70	79,304
5.00%, 01/15/31 (Call 01/15/29)	125	139,238
		943,895
South Carolina — 0.3%
South Carolina Transportation Infrastructure Bank RB
5.00%, 10/01/29	145	163,397
Series A, 5.00%, 10/01/29 (Call 10/01/28)	65	71,696
		235,093
Tennessee — 1.4%
City of Memphis TN GO, 5.00%, 05/01/29	200	224,332
County of Shelby TN GO, 5.00%, 04/01/30
(Call 04/01/29)	80	89,750
County of Williamson TN GO, 5.00%, 04/01/29	170	191,213
Metropolitan Government of Nashville & Davidson
County TN Water & Sewer Revenue RB, 5.00%,
07/01/29	220	247,672
State of Tennessee GO
5.00%, 05/01/29	65	73,112
5.00%, 11/01/29	130	148,019
Tennessee State School Bond Authority RB, 5.00%,
11/01/29	20	22,600
		996,698
Texas — 10.7%
Alamo Community College District GOL, 5.00%,
08/15/29 (Call 08/15/27)	120	129,417
Austin Independent School District, 5.00%, 08/01/29
(PSF)	125	140,777
Austin Independent School District GO, 5.00%, 08/01/29
(PSF)	150	168,932
Board of Regents of the University of Texas System,
5.00%, 08/15/31 (Call 08/15/29)	100	112,146
Board of Regents of the University of Texas System RB
5.00%, 08/15/29	170	191,898
Series A, 5.00%, 08/15/33 (Call 08/15/29)	115	129,004
City of Austin TX GOL
5.00%, 09/01/29	240	271,443
5.00%, 09/01/30 (Call 09/01/29)	40	45,158
City of Austin TX Water & Wastewater System Revenue
RB, 5.00%, 11/15/29 (Call 11/15/27)	360	390,483
City of Dallas TX Waterworks & Sewer System
Revenue RB
5.00%, 10/01/29	65	73,613
5.00%, 10/01/29 (Call 10/01/27)	70	75,568
Security	Par (000)	Value

Texas (continued)
City of Fort Worth TX Water & Sewer System Revenue
RB, 5.00%, 02/15/29	$250	$278,882
City of Plano TX GOL, 5.00%, 09/01/29	80	89,992
City of San Antonio TX GOL, 5.00%, 02/01/29	250	279,267
City of San Antonio TXGOL, 5.00%, 08/01/29	65	73,418
Comal Independent School District GO, 5.00%, 02/01/29
(PSF)	25	27,840
Conroe Independent School District GO
5.00%, 02/15/29 (PSF)	25	27,876
Series A, 5.00%, 02/15/29 (PSF)	100	111,503
County of Harris TX Toll Road Revenue RB, 5.00%,
08/15/29	75	84,372
County of Travis TX GOL, 5.00%, 03/01/30
(Call 03/01/29)	125	138,754
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/29	120	133,803
5.00%, 02/15/29 (PSF)	145	161,679
5.00%, 02/15/32 (Call 02/15/29) (PSF)	120	133,349
Dallas Area Rapid Transit, 5.00%, 12/01/29	65	73,770
Dallas Area Rapid Transit RB, 5.00%, 12/01/29	145	164,564
Dallas Fort Worth International Airport RB, 5.00%,
11/01/29	60	67,664
Denton Independent School District GO, 5.00%,
08/15/29 (PSF)	75	84,537
Fort Bend Independent School District GO, 5.00%,
08/15/29 (Call 08/15/27) (PSF)	195	208,466
Fort Worth Independent School District GO, 5.00%,
02/15/29	25	27,851
Harris County Flood Control DistrictGOL, 5.00%,
10/01/29	180	202,636
Katy Independent School District GO
5.00%, 02/15/29	105	117,078
5.00%, 02/15/29 (Call 02/15/28)	140	152,784
Klein Independent School District GO
4.00%, 02/01/29 (Call 02/01/28)	65	67,996
5.00%, 08/01/29	155	174,563
Leander Independent School District GO, 5.00%,
02/15/29	260	289,907
Lewisville Independent School District GO, 5.00%,
08/15/29 (PSF)	130	146,173
Lone Star College SystemGOL, 5.00%, 08/15/29
(Call 02/15/27)	50	53,376
Lower Colorado River Authority RB, 5.00%, 05/15/29	80	89,180
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue RB, 5.00%, 11/01/29
(Call 11/01/27)	105	113,197
North East Independent School District/TX GO, 5.25%,
02/01/29 (PSF)	35	39,296
North Texas Tollway Authority, 0.00%, 01/01/29 (AGC)(a)	115	98,253
Northside Independent School District GO
5.00%, 08/15/29 (Call 08/15/27) (PSF)	45	48,500
5.00%, 08/15/29 (Call 08/15/28) (PSF)	95	104,483
Northwest Independent School District GO, 5.00%,
02/15/29	35	38,939
Permanent University Fund - Texas A&M University
System RB, 5.00%, 07/01/29	85	95,783
Pflugerville Independent School District GO, 5.00%,
02/15/29 (Call 02/15/28)	55	59,890
Round Rock Independent School District GO
5.00%, 08/01/29	65	72,814
5.00%, 08/01/29 (PSF)	60	67,573

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
5.00%, 08/01/30 (Call 08/01/29) (PSF)	$185	$206,714
San Antonio Independent School District/TX GO, 5.00%,
08/15/29	90	101,296
Spring Branch Independent School District GO
5.00%, 02/01/29	285	317,514
5.00%, 02/01/29 (PSF)	190	211,676
Texas A&M University RB, 5.00%, 05/15/29	150	168,631
Texas Tech University System RB, 5.00%, 02/15/29	65	72,250
Texas Water Development Board, 5.00%, 10/15/29	50	56,532
Texas Water Development Board RB
5.00%, 08/01/29	260	292,674
5.00%, 08/01/29 (Call 08/01/27)	30	32,276
5.00%, 10/15/29 (Call 04/15/28)	100	109,317
5.00%, 04/15/30 (Call 10/15/29)	75	84,739
Trinity River Authority Central Regional Wastewater
System Revenue RB, 5.00%, 08/01/29	65	73,062
Wylie Independent School District GO, 5.00%, 08/15/29
(PSF)	55	61,722
		7,716,850
Utah — 1.2%
Central Utah Water Conservancy District GOL, 5.00%,
04/01/29	55	61,721
City of Salt Lake City UT Public Utilities Revenue RB,
5.00%, 02/01/29	95	105,980
State of Utah
5.00%, 07/01/32 (Call 01/01/29)	215	240,399
5.00%, 07/01/33 (Call 01/01/29)	85	95,052
State of Utah GO
5.00%, 07/01/29 (Call 07/01/27)	125	134,633
5.00%, 07/01/30 (Call 01/01/29)	65	72,663
University of Utah (The) RB, 5.00%, 08/01/29	160	181,694
		892,142
Vermont — 0.2%
State of Vermont, 5.00%, 08/15/29	35	39,644
State of Vermont GO, 4.00%, 02/15/31 (Call 02/15/29)	120	128,403
		168,047
Virginia — 3.2%
County of Fairfax VA GO, 5.00%, 10/01/30
(Call 04/01/29)	90	101,164
County of Loudoun VA GO, 5.00%, 12/01/29	50	57,096
Virginia College Building Authority RB
5.00%, 02/01/29	235	262,746
5.00%, 09/01/29	55	61,748
5.00%, 09/01/29 (Call 09/01/28) (ST INTERCEPT)	95	105,046
5.00%, 02/01/30 (Call 02/01/29)	125	139,785
Series E, 5.00%, 02/01/29 (Call 02/01/28)	105	114,910
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/29 (Call 05/15/28)	75	82,392
5.00%, 05/15/30 (Call 05/15/29)	215	241,171
Series A, 5.00%, 05/15/29 (Call 11/15/27)	100	108,459
Virginia Commonwealth University RB, 5.00%, 11/01/29
(Call 11/01/28)	100	110,483
Virginia Public Building Authority
5.00%, 08/01/29	55	62,274
5.00%, 08/01/32 (Call 08/01/29)	295	332,844
Virginia Public Building Authority RB, 5.00%, 08/01/29	100	113,225
Virginia Public School Authority RB, 5.00%, 08/01/29
(ST INTERCEPT)	120	135,540
Security	Par (000)	Value

Virginia (continued)
Virginia Resources Authority Clean Water Revolving
Fund RB, 5.00%, 10/01/29	$230	$260,738
		2,289,621
Washington — 3.6%
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 09/01/29	185	209,031
City of Seattle WA GOL, 5.00%, 11/01/29	70	79,381
City of Seattle WAGOL, 5.00%, 09/01/29	105	118,639
County of King WA GOL, 5.00%, 01/01/32
(Call 01/01/29)	275	305,423
County of King WAGOL, 5.00%, 01/01/29	110	122,755
County of Pierce WA GOL, 4.00%, 07/01/29	50	53,641
County of Snohomish WA GOL, 5.00%, 12/01/29	140	159,052
Energy Northwest RB, Series A, 5.00%, 07/01/29
(Call 07/01/27)	265	284,756
King County School District No. 405 Bellevue GO
5.00%, 12/01/29 (Call 12/01/27) (GTD)	110	119,346
5.00%, 12/01/30 (Call 06/01/29)	120	134,826
State of Washington GO
5.00%, 06/01/29 (Call 12/01/28)	95	105,563
5.00%, 08/01/29	40	45,180
5.00%, 08/01/30 (Call 08/01/29)	95	106,874
5.00%, 06/01/31 (Call 12/01/29)	165	186,784
5.00%, 08/01/31 (Call 08/01/29)	130	146,255
5.00%, 06/01/32 (Call 06/01/29)	155	173,852
Series C, 5.00%, 02/01/29	75	83,780
Series R-2018-C, 5.00%, 08/01/29 (Call 08/01/27)	155	166,821
		2,601,959
West Virginia — 0.7%
State of West Virginia, 5.00%, 06/01/29	55	61,746
State of West Virginia GO
5.00%, 06/01/29	55	61,746
5.00%, 06/01/29 (Call 06/01/28)	90	99,000
West Virginia Commissioner of Highways RB, 5.00%,
09/01/29 (Call 09/01/27)	130	139,541
West Virginia Parkways Authority RB, 5.00%, 06/01/29	100	111,578
		473,611
Wisconsin — 1.5%
State of Wisconsin
4.00%, 05/01/29 (Call 05/01/28)	40	42,448
5.00%, 05/01/32 (Call 05/01/29)	160	179,274
State of Wisconsin Environmental Improvement Fund
Revenue RB, 5.00%, 06/01/29	235	264,448
State of Wisconsin GO
5.00%, 05/01/29	160	179,466
5.00%, 05/01/33 (Call 05/01/29)	65	73,015
Wisconsin Department of Transportation, 5.00%,
07/01/29 (Call 07/01/27)	115	123,237
Wisconsin Department of Transportation RB, 5.00%,
07/01/29	215	242,431
		1,104,319

Total Long-Term Investments — 98.4%
(Cost: $70,068,468)		71,237,605

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 2.4%
BlackRock Liquidity Funds: MuniCash, 4.09%(b)(c)	1,763,859	$1,764,035

Total Short-Term Securities — 2.4%
(Cost: $1,764,026)		1,764,035

Total Investments — 100.8%
(Cost: $71,832,494)		73,001,640

Liabilities in Excess of Other Assets — (0.8)%		(593,139)

Net Assets — 100.0%		$72,408,501
(a)	Zero-coupon bond.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$48,295	$1,715,731	(a)	$—	$—	$9	$1,764,035	1,763,859	$8,927	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$71,237,605	$—	$71,237,605

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Muni Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$1,764,035	$—	$—	$1,764,035
	$1,764,035	$71,237,605	$—	$73,001,640

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	GTD	Guaranteed
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation	SAW	State Aid Withholding
GO	General Obligation	ST	Special Tax
GOL	General Obligation Limited